Additional Financial Information	12 Months Ended
Dec. 31, 2011
Additional Financial Information [Abstract]
Additional Financial Information

NOTE 14. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2011	2010
Accounts payable and accrued liabilities:
Accounts payable	$8,593	$7,437
Accrued expenses	2,004	2,761
Accrued payroll and commissions	2,170	2,225
Deferred directory revenue	904	1,278
Accrued interest	1,576	1,601
Compensated future absences	525	538
Current portion of employee benefit obligation	2,288	2,394
Other	1,798	1,821
Total accounts payable and accrued liabilities	$19,858	$20,055
Deferred compensation (included in Other noncurrent liabilities)	$1,020	$1,003

Consolidated Statements of Income	2011	2010	2009
Advertising expense	$2,359	$2,982	$2,787
Interest expense incurred	$3,697	$3,766	$4,108
Capitalized interest	(162)	(772)	(740)
Total interest expense	$3,535	$2,994	$3,368

Consolidated Statements of Cash Flows	2011	2010	2009
Cash paid during the year for:
Interest	$3,722	$3,882	$3,862
Income taxes, net of refunds	32	3,538	4,471

Consolidated Statements of Changes in
Stockholders’ Equity	2011	2010	2009
Foreign currency translation adjustment	$(371)	$(494)	$(765)
Unrealized gains on available-for-sale securities	222	316	324
Unrealized gains (losses) on cash flow hedges	(421)	(180)	142
Defined benefit postretirement plans	3,750	3,070	2,979
Other	-	-	(2)
Accumulated other comprehensive income	$3,180	$2,712	$2,678

Labor Contracts As of January 31, 2012, we employed approximately 256,000 persons. Approximately 55% of our employees are represented by the Communications Workers of America, the International Brotherhood of Electrical Workers or other unions. Contracts covering approximately 120,000 employees will expire during 2012. For contracts covering approximately 80,000 (mainly wireline) employees, the union is entitled to call a work stoppage in the absence of a new contract being reached.

American Tower Corp. Agreement In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases. The balance of deferred revenue was $450 in 2011, $480 in 2010, and $509 in 2009.

No customer accounted for more than 10% of consolidated revenues in 2011, 2010 or 2009.